Note 5 - Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Schedule of Accrued Liabilities [Table Text Block]
	December 31, 2015	December 31, 2014

Accrued professional fees	$388	$117
Accrued clinical trial costs	112	-
Accrued bonuses	613	-
Accrued vacation	68	86
Other accruals	112	20
Total accrued liabilities	$1,293	$223